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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21552

                 J.P. Morgan Access Multi-Strategy Fund L.L.C.
              (Exact name of registrant as specified in charter)

            270 Park Avenue, New York, NY                     10017
      (Address of principal executive offices)              (Zip code)

 J.P. Morgan Access Multi-Strategy Fund L.L.C., 270 Park Avenue, New York, NY
                                     10017
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010 through June 30, 2011,

JPMorgan Access Multi-Strategy Fund, L.L.C commenced operations on August 25, 2010.

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ITEM 1. PROXY VOTING RECORD

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21552
Reporting Period: 07/01/2010 - 06/30/2011
J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C.

================ J.P. MORGAN ACCESS MULTI-STRATEGY FUND, L.L.C. ================

BAM CAPITAL

Ticker:         N/A             Security ID:    n/a
Meeting Date:   MAY 27, 2011    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Fund requested permission to sell 1%
    position in Soligenix warrants to a personal
    account controlled by PM.                     For     For       Management

--------------------------------------------------------------------------------

BROADWAY GATE ONSHORE FUND, LP

Ticker:                         Security ID:    n/a
Meeting Date:   AUG 01, 2010    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Consent to sell holdings of the Fund to
    Pennant Capital Management, LLC and Pennant
    General Partner, LLC.                         For     For       Management

--------------------------------------------------------------------------------

CASPIAN CAPITAL PARTNERS, L.P.

Ticker:         N/A             Security ID:    n/a
Meeting Date:   DEC 31, 2010    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Consent to restructuring of investment
    management arrangements                       For     For       Management

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D.E. SHAW COMPOSITE FUND, L.L.C.

Ticker:         N/A             Security ID:    n/a
Meeting Date:   OCT 01, 2010    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Option to elect to convert interests to
    restrict side pocket investments
    participation                                 For     For       Management

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D.E. SHAW COMPOSITE FUND, L.L.C.

Ticker:         N/A             Security ID:    n/a
Meeting Date:   APR 28, 2011    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Change in liquidity terms, option to select
    new share class                               For     For       Management

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D.E. SHAW OCULUS FUND, L.L.C.

Ticker:         N/A             Security ID:    n/a
Meeting Date:   APR 28, 2011    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Change in liquidity terms, option to select
    new share class                               For     For       Management

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MAGNETAR STRUCTURED CREDIT FUND, LP

Ticker:         N/A             Security ID:    n/a
Meeting Date:   JAN 14, 2011    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Option to change share class                  For     For       Management

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PMA PROSPECT US FEEDER FUND

Ticker:         N/A             Security ID:    n/a
Meeting Date:   MAY 31, 2011    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Fund requested consent to transfer shares of
    ESK out of the fund which were valued at
    $0.00.                                        For     For       Management

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SENATOR INVESTMENT GROUP

Ticker:         N/A             Security ID:    n/a
Meeting Date:   NOV 09, 2010    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Consent to HRT side pocket                    For     For       Management

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TENOR OPPORTUNITY FUND LTD

Ticker:         N/A             Security ID:    n/a
Meeting Date:   DEC 23, 2010    Meeting Type:   n/a
Record Date:

#   Proposal                                      Mgt Rec Vote Cast Sponsor
1   Change in redemption terms                    For     For       Management

========== END NPX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)           J.P. Morgan Access Multi-Strategy Fund L.L.C.
              -----------------------------------------------------------------

By (Signature and Title)    \s\ Patricia A. Maleski
                          -----------------------------------------------------
                            Patricia A. Maleski, President and Principal
                            Executive Officer

Date                  August 29, 2011,
      -------------------------------------------------------------------------

   Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.


By (Signature and Title)*    \s\ Patricia A. Maleski
                           ----------------------------------------------------
                             Patricia A. Maleski, President and Principal
                             Executive Officer

Date                   August 29, 2011,
      -------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.